CAPITAL STOCK (Detail Textuals 1) (Mineral Property acquisition agreement, Pires Gold Project, CAD)	1 Months Ended	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2012
Mineral Property acquisition agreement | Pires Gold Project
Noncash or Part Noncash Acquisitions [Line Items]
Number of shares issued from treasury stock	300,000	300,000
Cash portion of the acquisition price	10,000
Mineral property interest earned	10.00%	10.00%
Fair value per common share	0.05